Secured notes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Secured note issued, Balance at Beginning of Period	$ 16,159,035	$ 16,159,035
Less: Repayment	(16,159,035)	0	0
Secured note issued, Balance at end of Period	0	16,159,035	16,159,035
Less: Current portion	0	(16,159,035)
Long-term portion	$ 0	$ 0